Allowance for Loan Losses and Credit Quality Disclosures (Consumer Mortgage Loans Secured by Residential Real Estate in Process of Foreclosure) (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($) loan	Dec. 31, 2016 USD ($) loan	Dec. 31, 2015 USD ($) loan
Receivables [Abstract]
Number of loans | loan	3	3	5
Recorded Investment | $	$ 517	$ 524	$ 1,008